Segment reporting (Details 1) - USD ($)	12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016
Segment Reporting Information [Line Items]
Total revenues	$ 29,819,088	$ 26,665,601	$ 20,715,230
Revenue from China
Segment Reporting Information [Line Items]
Total revenues	27,146,942	24,121,216	17,983,566
Revenue from foreign countries
Segment Reporting Information [Line Items]
Total revenues	$ 2,672,146	$ 2,544,385	$ 2,731,664